Remuneration of auditor (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Auditors of the Group - PricewaterhouseCoopers Australia and Related Network Firms [Member]
Remuneration of Auditor [Abstract]
Audit or review of financial statements	$ 2,066,123	$ 1,380,000	$ 367,200
Other assurance services	2,303,600	170,000	0
Other advisory services	125,900	291,861	156,857
Remuneration of auditor	4,495,623	1,841,861	524,057
Other Auditors and their Related Network Firms [Member]
Remuneration of Auditor [Abstract]
Audit or review of financial statements	46,017	52,538	89,621
Other advisory services	0	0	9,435
Remuneration of auditor	$ 46,017	$ 52,538	$ 99,056